Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
MKAM ETF (MKAM)
(the “Fund”)
a series of EA Series Trust
Listed on The Nasdaq Stock Market LLC
December 5, 2024
Supplement to the Prospectus and Statement of Additional Information,
each dated July 31, 2024

Effective immediately, the address of the Fund’s investment sub-adviser, MKAM ETF LLC (“MKAM”) is:

MKAM ETF LLC
1180 N. Town Center Drive, Suite 100
Las Vegas, Nevada 89144

All references to MKAM’s former address (1925 Village Center Circle, Suite 150, Las Vegas, Nevada 89134) in the Fund’s Prospectus and SAI are hereby replaced with MKAM’s new address as listed above.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.